Condensed Financial Information of Deswell Industries, Inc. (Details) - Condensed Balance Sheet - Parent Company [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 918	$ 227
Prepaid expenses and other current assets	45	45
Amounts due from subsidiaries	8,228	12,533
Total current assets	9,191	12,805
Investments in subsidiaries	82,154	79,666
Total assets	91,345	92,471
Current liabilities:
Accrued payroll and employee benefits	1,573	1,573
Other accrued liabilities	123	120
Total current liabilities	1,696	1,693
Total shareholders’ equity	89,649	90,778
Total liabilities and shareholders’ equity	$ 91,345	$ 92,471